Advances to suppliers (Tables)	9 Months Ended
Sep. 30, 2026
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	09/30/2026	12/31/2025
Advances and forestry programs	3,294,943	2,788,262
Advances to suppliers - others	121,221	76,818
	3,416,164	2,865,080

Current	121,221	76,818
Non-current	3,294,943	2,788,262